RELATED PARTY TRANSACTIONS - Additional Information (Details) - LifeSci Acquisition II Corp - USD ($)				12 Months Ended
	Nov. 24, 2020	Nov. 20, 2020	Jun. 19, 2020	Jun. 30, 2021	Jul. 09, 2020	Jun. 30, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 175,000
Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 175,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred				70,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 175,000
Instrument term			15 days
Repayment of promissory note - related party	$ 175,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note				0		$ 0
Loan conversion agreement warrant				$ 500,000
Price of warrant				$ 0.90